Leased Assets (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Depreciation expense for leased assets	$ 514,244	$ 185,743
Finance lease term			3 years
Payments to acquire leased assets in future	$ 1		$ 1
Minimum [Member]
Finance lease term	30 months
Maximum [Member]
Finance lease term	36 months
Vehicles [Member]
Estimated useful life	5 years		5 years